Schedule of Investments (unaudited) May 31, 2020	iShares® Currency Hedged MSCI United Kingdom ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.8%
iShares MSCI United Kingdom ETF(a)	463,657	$11,929,895

Total Investment Companies — 99.8% (Cost: $15,561,014)		11,929,895

Short-Term Investments

Money Market Funds — 4.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.16%(a)(b)	500,000	500,000

Total Short-Term Investments — 4.2% (Cost: $500,000)		500,000

Total Investments in Securities — 104.0% (Cost: $16,061,014)		12,429,895

Other Assets, Less Liabilities — (4.0)%		(480,459)

Net Assets — 100.0%		$11,949,436

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Shares Purchased		Shares Sold	Shares Held at 05/31/20	Value at 05/31/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	77,000	423,000	(b)	—	500,000	$500,000	$2,013	$—	$—
iShares MSCI United Kingdom ETF	1,154,591	1,177,426		(1,868,360)	463,657	11,929,895	1,115,884	(10,062,851)	(2,228,092)

						$12,429,895	$1,117,897	$(10,062,851)	$(2,228,092)

(a)	Includes realized capital gain distributions from an affiliated fund, if any. (b) Net of purchases and sales.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	8,153,000	USD	10,014,291	MS	06/03/20	$54,683
USD	21,974,307	GBP	17,707,000	MS	06/03/20	106,122
GBP	146,000	USD	179,950	MS	07/03/20	385
USD	12,291,217	GBP	9,941,000	MS	07/03/20	12,354

						173,544

GBP	9,554,000	USD	11,811,473	MS	06/03/20	(12,261)

	Net unrealized appreciation					$161,283

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Currency Hedged MSCI United Kingdom ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$11,929,895	$—	$—	$11,929,895
Money Market Funds	500,000	—	—	500,000

	$12,429,895	$—	$—	$12,429,895

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$173,544	$—	$173,544
Liabilities
Forward Foreign Currency Exchange Contracts	—	(12,261)	—	(12,261)

	$—	$161,283	$—	$161,283

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

MS	Morgan Stanley & Co. International PLC

Currency Abbreviations

GBP	British Pound

USD	United States Dollar

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